Goodwill and Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total intangible assets not subject to amortization, Gross amount	$ 13,510,308	$ 3,309,968
Total intangible assets not subject to amortization, Accumulated Amortization	0	0
Total intangible assets not subject to amortization, Net	13,510,308	3,309,968
Total Intangible Assets, Gross amount	2,019,248	2,139,421
Total Intangible Assets, Accumulated Amortization	1,921,854	1,977,754
Total Intangible Assets, Net amount	97,394	161,667
Total Goodwill and Intangible Assets, Gross amount	15,529,556	5,449,389
Total Goodwill and Intangible Assets, Accumulated Amortization	1,921,854	1,977,754
Total Goodwill and Intangible Assets, Net	$ 13,607,702	$ 3,471,635
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life in years	Indefinite	Indefinite
Total intangible assets not subject to amortization, Gross amount	$ 13,216,040	$ 3,015,700
Total intangible assets not subject to amortization, Accumulated Amortization	0	0
Total intangible assets not subject to amortization, Net	13,216,040	$ 3,015,700
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life in years		Indefinite
Total intangible assets not subject to amortization, Gross amount		$ 294,268
Total intangible assets not subject to amortization, Accumulated Amortization		0
Total intangible assets not subject to amortization, Net		294,268
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets, Gross amount	744,099	897,274
Total Intangible Assets, Accumulated Amortization	744,099	897,274
Total Intangible Assets, Net amount	$ 0	$ 0
Customer Lists [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Estimated life in years	5 years	5 years
Customer Lists [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Estimated life in years	15 years	15 years
A B C Acquired Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Estimated life in years	5 years	5 years
Total Intangible Assets, Gross amount	$ 310,000	$ 310,000
Total Intangible Assets, Accumulated Amortization	289,334	258,333
Total Intangible Assets, Net amount	$ 20,666	$ 51,667
S I A S Acquired Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Estimated life in years	5 years	5 years
Total Intangible Assets, Gross amount	$ 660,000	$ 660,000
Total Intangible Assets, Accumulated Amortization	616,000	550,000
Total Intangible Assets, Net amount	$ 44,000	$ 110,000
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Estimated life in years	4 years	4 years
Total Intangible Assets, Gross amount	$ 272,147	$ 272,147
Total Intangible Assets, Accumulated Amortization	272,147	272,147
Total Intangible Assets, Net amount	$ 0	$ (0)
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life in years	Indefinite
Total intangible assets not subject to amortization, Gross amount	$ 294,268
Total intangible assets not subject to amortization, Accumulated Amortization	0
Total intangible assets not subject to amortization, Net	$ 294,268
Website And Digital Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Estimated life in years	3 years
Total Intangible Assets, Gross amount	$ 33,002
Total Intangible Assets, Accumulated Amortization	274
Total Intangible Assets, Net amount	$ 32,728